Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2011
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Text Block]
CIGNA CORPORATION AND SUBSIDIARIES

SCHEDULE IV
REINSURANCE
(in millions)

					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

Year Ended December 31, 2011:
Life insurance in force	$606,587	$53,088	$9,163	$562,662	1.6%

Premiums and fees:
Life insurance and annuities	$1,990	$280	$40	$1,750	2.3%
Accident and health insurance	17,352	167	154	17,339	0.9%
Total	$19,342	$447	$194	$19,089	1.0%

Year Ended December 31, 2010:
Life insurance in force	$566,841	$44,335	$9,734	$532,240	1.8%

Premiums and fees:
Life insurance and annuities	$2,026	$264	$107	$1,869	5.7%
Accident and health insurance	16,272	173	425	16,524	2.6%
Total	$18,298	$437	$532	$18,393	2.9%

Year Ended December 31, 2009:
Life insurance in force	$544,687	$50,011	$71,107	$565,783	12.6%

Premiums and fees:
Life insurance and annuities	$1,909	$297	$305	$1,917	15.9%
Accident and health insurance	13,476	156	804	14,124	5.7%
Total	$15,385	$453	$1,109	$16,041	6.9%